Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004011 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004011 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004011 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004011 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004011 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004011 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004011 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004011 | Allianz
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004011 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004011 | Iberdrola
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004011 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000004011 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000004011 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004011 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004011 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004011 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004011 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004011 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004011 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004011 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000184317 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000184317 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184317 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184317 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184317 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184317 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184317 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184317 | Allianz
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184317 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184317 | Iberdrola
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000184317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000184317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000184317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000184317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000184317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000184317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000184317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225808 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225808 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225808 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225808 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225808 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225808 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225808 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225808 | Allianz
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225808 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225808 | Iberdrola
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225808 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000225808 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000225808 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225808 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225808 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225808 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225808 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225808 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.60%